Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Related Parties and Relationship	Names of related parties and relationship
Names of related parties	Relationship with the Company
Semilux International Ltd.(SELX)	Parent Company

Schedule of Payment on Behalf of Others	The payments on behalf of others bear no interest.
	June 30, 2025	December 31, 2024	June 30, 2024
Payment on behalf of others (Recorded as Other current assets)	-	-	-
SELX	46,172	46,172	46,172

Schedule of Payables to Related Parties	Payables to related parties:
	June 30, 2025	December 31, 2024	June 30, 2024
Other payables SELX			2,487

Schedule of Key Management Compensation	Key management compensation
	Six months ended June 30, 2025	Six months ended June 30, 2024
Salaries and other short-term employee benefits	$6,671	$6,842